Trade accounts and other receivables from unrelated parties (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 3,367,111	€ 3,471,213
Other receivables	€ 108,931	232,844
Collection period for trade accounts receivable from unrelated parties	1 year
Trade accounts receivable included in other non-current financial assets	€ 111,864	122,573
Finance lease receivables due period	5 years
Receivables assigned to institutional investors under Accounts Receivable Facility		1,364,988	$ 1,508,312
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 232,692	259,743
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	3,573,550	3,733,067
thereof finance lease receivables	68,460	69,291
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	371,862	439,379
Allowances/Expected credit losses
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	(206,439)	(261,854)
Allowances/Expected credit losses | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ (139,170)	€ (179,636)